Purchases and other expenses - Trade payables - Subsidiaries (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of subsidiaries [line items]
Trade payables	€ 6,522	€ 6,211	€ 6,227	€ 5,775
Telecoms activities [member]
Disclosure of subsidiaries [line items]
Trade payables	6,440	6,165	€ 6,227
Orange Bank [member]
Disclosure of subsidiaries [line items]
Trade payables	€ 82	€ 46